Stock Options (Details) (USD $)	12 Months Ended
Aug. 31, 2013
Number of Options
Outstanding Beginning	861,671
Grants	177,500
Exercises	(63,333)
Forfeitures	(5,000)
Outstanding at August 31, 2013	970,838
Exercisable at August 31, 2013	479,337
Available for grant at August 31, 2013	3,892,495
Weighted Average Exercise Price ($)
Weighted-average exercise price	$ 2.10
Grants	$ 1.59
Exercises	$ 1.65
Forfeitures	$ 3.27
Weighted-average exercise price	$ 2.03
Exercisable at August 31, 2013	$ 2.42
Weighted Average Remaining Contractual Term
Outstanding at August 31, 2013	6 years 9 months 29 days
Exercisable at August 31, 2013	6 years 3 months 7 days
Aggregate Intrinsic Value ($)
Outstanding at August 31, 2013	$ 236,334
Exercisable at August 31, 2013	$ 108,084